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BANKERS NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2002



                                             Bankers National Variable Account B

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS


DECEMBER 31, 2002


BANKERS NATIONAL VARIABLE ACCOUNT B                                                                       PAGE
Statement of Assets and Liabilities as of December 31, 2002...............................................   1
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2002.....   2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2001.....   3
Notes to Financial Statements.............................................................................   4
Report of Independent Accountants.........................................................................   6

BANKERS NATIONAL VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2002
================================================================================

                                                                                      SHARES         COST          VALUE
                                                                                      ------------------------------------
Assets:
   Investments in Conseco Series Trust portfolio shares, at net asset value
     (Note 2):
     Balanced Portfolio.............................................................  108,006.5   $1,499,607    $1,107,066
     Equity Portfolio...............................................................  276,960.4    5,786,775     4,132,249
     Fixed Income Portfolio.........................................................      788.5        7,843         7,617
     Government Securities Portfolio................................................  132,619.6    1,575,109     1,596,739
     Money Market Portfolio.........................................................  157,189.5      157,190       157,190
--------------------------------------------------------------------------------------------------------------------------
       Total assets.................................................................                             7,000,861

Liabilities:
   Amounts due to Bankers National Life Insurance Company...................................................         4,203
--------------------------------------------------------------------------------------------------------------------------
     Net assets.............................................................................................    $6,996,658

==========================================================================================================================

                                                                                       UNITS      UNIT VALUE       VALUE
                                                                                      ------------------------------------

Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Contracts issued prior to August 20, 1984:
       Government Securities Portfolio..............................................       88.3   $38.151002    $    3,368
       Money Market Portfolio.......................................................       87.2    22.721847         1,982
   Contracts issued on or after August 20, 1984:
       Balanced Portfolio...........................................................   30,156.0    36.710955     1,107,057
       Equity Portfolio.............................................................   48,260.8    85.437080     4,123,265
       Fixed Income Portfolio.......................................................      461.4    16.507410         7,617
       Government Securities Portfolio..............................................   45,481.8    33.590894     1,527,774
       Money Market Portfolio.......................................................    7,747.3    20.033876       155,208
--------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves..............................     6,926,271
--------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
       Equity Portfolio.....................................................................................         4,227
       Government Securities Portfolio......................................................................        66,160
--------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves...............................        70,387
--------------------------------------------------------------------------------------------------------------------------
           Net assets.......................................................................................    $6,996,658
==========================================================================================================================


UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2002
================================================================================

                                                                            FIXED     GOVERNMENT       MONEY
                                              BALANCED       EQUITY        INCOME     SECURITIES      MARKET
--------------------------------------------------------------------------------------------------------------
Number of units, beginning of year........   42,618.3      58,865.5         461.4      57,653.8      16,621.3
Units purchased...........................        0.0       3,668.3           0.0       9,294.7         343.7
Units redeemed............................  (12,462.3)    (14,273.0)          0.0     (21,378.4)     (9,130.5)
--------------------------------------------------------------------------------------------------------------
   Number of units, end of year...........   30,156.0      48,260.8         461.4      45,570.1       7,834.5
==============================================================================================================

   The accompanying notes are an integral part of these financial statements.

BANKERS NATIONAL VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
================================================================================

                                                                                               CONSECO SERIES TRUST
                                                                  ------------------------------------------------------------------
                                                                                                  FIXED   GOVERNMENT      MONEY
                                                                    BALANCED        EQUITY       INCOME   SECURITIES      MARKET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
     investments in portfolio shares ...........................  $   48,591    $    16,178    $   506    $  101,113    $   3,522
Expenses:
   Mortality and expense risk fees .............................      19,890         64,406         93        21,955        3,403
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...........................      28,701        (48,228)       413        79,158          119
------------------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments in portfolio shares:
     Net realized losses on sales of investments
       in portfolio shares .....................................    (120,620)      (547,145)        (6)       (1,012)          --
     Net realized long-term capital gain distributions
       from investments in portfolio shares ....................          --             --         --            --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized loss on investments in portfolio shares ........    (120,620)      (547,145)        (6)       (1,012)          --
------------------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation (depreciation) of
       investments in portfolio shares .........................    (164,583)      (219,248)      (158)       52,284           --
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...  $ (256,502)   $  (814,621)   $   249    $  130,430    $     119
====================================================================================================================================


-------------
    COMBINED
     TOTAL
-------------



 $   169,910

     109,747
-------------
      60,163
-------------



    (668,783)

          --
-------------
    (668,783)
-------------

    (331,705)
-------------
 $  (940,325)
=============



STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002
================================================================================

                                                                                               CONSECO SERIES TRUST
                                                                  ------------------------------------------------------------------
                                                                                                  FIXED   GOVERNMENT      MONEY
                                                                    BALANCED        EQUITY       INCOME   SECURITIES      MARKET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................  $   28,701    $   (48,228)   $   413    $   79,158    $     119
   Net realized loss on  investments in
     portfolio shares ..........................................    (120,620)      (547,145)        (6)       (1,012)          --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ........................    (164,583)      (219,248)      (158)       52,284           --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)  in net assets from operations ....    (256,502)      (814,621)       249       130,430          119
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ..............................          --          4,780         --           500           --
   Contract redemptions ........................................    (441,837)      (949,142)        --      (384,454)    (183,072)
   Net transfers ...............................................     (13,781)          (810)        --         7,701        6,890
------------------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from contract
       owners' transactions ....................................    (455,618)      (945,172)        --      (376,253)    (176,182)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...................    (712,120)    (1,759,793)       249      (245,823)    (176,063)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................   1,819,177      5,887,285      7,368     1,843,125      333,253
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year .................................  $1,107,057    $ 4,127,492    $ 7,617    $1,597,302    $ 157,190
====================================================================================================================================


------------
    COMBINED
     TOTAL
------------


 $    60,163

    (668,783)

    (331,705)
-------------
    (940,325)
-------------

       5,280
  (1,958,505)
        --
-------------

  (1,953,225)
-------------
  (2,893,550)
-------------
   9,890,208
-------------
 $ 6,996,658
=============



   The accompanying notes are an integral part of these financial statements.

BANKERS NATIONAL VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001
================================================================================

                                                                                               CONSECO SERIES TRUST
                                                                  ------------------------------------------------------------------
                                                                                                 FIXED    GOVERNMENT      MONEY
                                                                    BALANCED        EQUITY       INCOME   SECURITIES      MARKET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
     investments in portfolio shares.........                     $   62,296    $    44,682    $   341       $95,409      $17,493
Expenses:
   Mortality and expense risk fees...........                         24,382         75,589         73        26,455        5,528
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense).........                         37,914        (30,907)       268        68,954       11,965
------------------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares...................                          4,784       (109,100)        (2)        7,338           --
     Net realized long-term capital gain distributions
       from investments in portfolio shares..                             --             --         --            --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares         4,784       (109,100)        (2)        7,338           --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares...........                       (210,865)      (707,848)        60        28,503           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations             $ (168,167)   $  (847,855)   $   326      $104,795      $11,965
====================================================================================================================================


------------
   COMBINED
    TOTAL
------------


   $220,221

    132,027
------------
     88,194
------------



    (96,980)

         --
------------
    (96,980)
------------

   (890,150)
------------
  $(898,936)
============


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001
================================================================================

                                                                                               CONSECO SERIES TRUST
                                                                  ------------------------------------------------------------------
                                                                                                 FIXED    GOVERNMENT      MONEY
                                                                    BALANCED        EQUITY       INCOME   SECURITIES      MARKET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)...........                     $   37,914    $   (30,907)   $   268    $   68,954    $  11,965
   Net realized gain (loss) on investments in
     portfolio shares........................                          4,784       (109,100)        (2)        7,338           --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares......                       (210,865)      (707,848)        60        28,503           --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations          (168,167)      (847,855)       326       104,795       11,965
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments............                             --          1,463         --            63           --
   Contract redemptions......................                       (129,022)      (687,039)        --      (424,884)    (202,648)
   Net transfers.............................                        (48,786)       (48,271)     4,197        77,144       15,716
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions.........                       (177,808)      (733,847)     4,197      (347,677)    (186,932)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets.                       (345,975)    (1,581,702)     4,523      (242,882)    (174,967)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year................                      2,165,152      7,468,987      2,845     2,086,007      508,220
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year...............                     $1,819,177    $ 5,887,285    $ 7,368    $1,843,125     $333,253
===================================================================================================================================


------------
   COMBINED
    TOTAL
------------


$    88,194

    (96,980)

   (890,150)
------------
   (898,936)
------------

      1,526
 (1,443,593)
         --
------------

 (1,442,067)
------------
 (2,341,003)
------------
 12,231,211
------------
$ 9,890,208
============


   The accompanying notes are an integral part of these financial statements.

BANKERS NATIONAL VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002 AND 2001

--------------------------------------------------------------------------------

(1) GENERAL

   Bankers National Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on June 8, 1982, as a segregated investment account for individual variable annuity contracts issued by Bankers National Life Insurance Company (the "Company"). The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company.

   On December 17, 2002, Conseco (the Company's ultimate parent) and CIHC, Inc. ("CIHC", a wholly owned subsidiary of Conseco and an indirect parent of the Company) filed petitions for reorganization under Chapter 11 of Title 11 of the United States Bankruptcy Code. The Company is a separate legal entity and is not included in the petitions filed by Conseco or CIHC. Therefore, the assets of the Fund are not subject to the claims of the creditors or Conseco or CIHC.

   The Account invests solely in shares of the portfolios of Conseco Series Trust (the "Trust"), a diversified, open-end management investment company.

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' deferred payment reserves are computed according to the 1983 Group Annuitant Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts require, transfers may be made to the Company.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 2002 and 2001 was $824,268 and $403,067, respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 2002 and 2001 were $2,733,024 and $1,773,196, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses.

   The Company deducts daily from the Account a fee, which is equal on an annual basis to 1.25 percent (0.75 percent for those contracts issued prior to August 20, 1984) of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees were $109,747 and $132,027 for the years ended December 31, 2002 and 2001, respectively.

   The Company does not deduct a sales charge from purchase payments received on contracts issued after August 20, 1984. However, upon surrender, the Company, with certain exceptions, deducts from the contract value a contingent deferred sales charge equal to the lesser of: (a) 5.0 percent of the total of all purchase payments made within 72 months prior to the date of the request for surrender; or (b) 5.0 percent of the amount surrendered. No charge is made for such part of a surrender in a contract year that does not

BANKERS NATIONAL VARIABLE ACCOUNT B

DECEMBER 31, 2002 AND 2001

--------------------------------------------------------------------------------

exceed 10.0 percent of the net sum of purchase payments made more than one year prior to the date of the surrender. A sales charge of 6.5 percent is deducted by the Company on purchase payments received on contracts issued before August 20, 1984. There were no sales charges for the years ended December 31, 2002 and 2001, respectively, and are recorded as a redemption in the accompanying statements of changes in net assets.

   An annual contract administrative charge of $30 ($12 on Individual Retirement Accounts or "IRAs") on contracts issued after August 20, 1984 and $36 ($12 on
IRAs) on contracts issued prior to August 20, 1984 is deducted in units from each contract owner's account. Such charges were $5,862 and $5,634 for the years ended December 31, 2002 and 2001, respectively and are recorded as a redemption in the accompanying statements of changes in net assets.

   A transfer processing fee (currently at $5 and guaranteed not to exceed $15) for each transfer between portfolios is deducted from the amount transferred. These were no charges for the years ended December 31, 2002 and 2001.

(5) FINANCIAL HIGHLIGHTS

   Beginning in 2001, disclosure of certain financial highlights became a new requirement. The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. The investment income ratio is the ratio of income dividends (including short-term capital gains) to the average daily net assets.

                                                    CONSECO SERIES TRUST: (CONTRACTS ISSUED AFTER AUGUST 20, 1984)
                                                  -------------------------------------------------------------------
                                                                    NET ASSETS                INVESTMENT    EXPENSES
                                                                    ----------      TOTAL       INCOME      AS % OF
                                          UNITS       UNIT VALUE      (000S)       RETURN        RATIO     NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
   December 31, 2002................    30,156          $36.71        1,107       -14.00%        3.05%       1.25%
   December 31, 2001................    42,618          $42.68        1,819        -7.77%        3.19%       1.25%
Equity Portfolio
   December 31, 2002................    48,261          $85.44        4,123       -14.50%        0.31%       1.25%
   December 31, 2001................    58,865          $99.92        5,882       -11.43%        0.74%       1.25%
Fixed Income Portfolio
   December 31, 2002................       461          $16.51            8         3.38%        6.80%       1.25%
   December 31, 2001................       461          $15.97            7         7.48%        5.84%       1.25%
Government Securities Portfolio
   December 31, 2002................    45,482          $33.59        1,528         7.97%        5.76%       1.25%
   December 31, 2001................    57,565          $31.11        1,791         4.81%        4.51%       1.25%
Money Market Portfolio
   December 31, 2002................     7,747          $20.03          155        -0.01%        1.29%       1.25%
   December 31, 2001................    16,534          $20.04          331         2.67%        3.96%       1.25%

REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS OF BANKERS NATIONAL LIFE
INSURANCE COMPANY AND CONTRACT OWNERS OF
BANKERS NATIONAL VARIABLE ACCOUNT B

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bankers National Variable Account B (the "Account") at December 31, 2002, the results of its operations and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "Financial Statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2002 by correspondence with the fund, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 7, 2003

--------------------------------------------------------------------------------






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



--------------------------------------------------------------------------------






THIS PAGE INTENTIONALLY LEFT BLANK.

BANKERS NATIONAL VARIABLE ACCOUNT B

SPONSOR
Bankers National Life Insurance Company - Carmel, Indiana.

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

             BANKERS NATIONAL LIFE INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED
     IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE
       OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS, HELPING 13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                                         BANKERS NATIONAL LIFE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032



                                (C) 2002 Bankers National Life Insurance Company



                                                                 www.conseco.com



INSURANCE INVESTMENTS LENDING
--------------------------------------------------------------------------------

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